UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

THIS FILING RELATES TO SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2003, AS AMENDED BY AMENDMENT #1 THERETO, FILED ON SEPTEMBER 12, 2003, PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON DECEMBER 24, 2003.

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment [  X ]; Amendment Number: _2__
	This Amendment (Check only one.): 	[   ] is a restatement.
		[  X  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Citigroup Insurance Holding Corporation
Address:	3120 Breckinridge Blvd.
		Duluth, Georgia 30199

Form 13F File Number:	28-5154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Serena D. Moe
Title:		Assistant Secretary
Phone:		(212) 559-1000

Signature, Place, and Date of Signing:


/s/ Serena D. Moe		New York, New York 	January 9, 2004

Report Type (Check only one.):

[    ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.